Note 2 - Business Acquisitions (Detail) - Estimated Fair Values of Net Assets Acquired and Liabilities Assumed (USD $)	Dec. 30, 2012	Sep. 25, 2012
Working capital		$ 109,459
Property and equipment		5,664,140
Goodwill	(572,009)	8,578,776
Net cash paid for acquisition		14,700,475
Franchise Fees [Member]
Intangible assets		254,000
Noncompete Agreements [Member]
Intangible assets		74,100
Liquor Licenses [Member]
Intangible assets		656,000
Favorable Leases [Member]
Intangible assets		239,000
Unfavorable Leases [Member]
Intangible assets		$ (875,000)